Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of (loss) income before income taxes and gain from equity method investees, net
The components of (loss) income before income taxes and gain from equity method investees, net are as follows (in thousands):

	Year Ended December 31,
	2022	2021
United States	$(73,271)	$(39,860)
Foreign	(3,085)	(6,829)
Total	$(76,356)	$(46,689)

Income tax provision	The Company does not have any current or deferred taxes in either the United States or our foreign operations.
Reconciliation of income taxes computed at statutory federal income tax rate
The following table is a reconciliation of income taxes computed at the statutory federal income tax rate (21.0% federal income tax rate in the United States for 2022 and 2021) to the income tax expense (benefit) reflected in the consolidated statement of operations and comprehensive loss (in thousands, except percentages):

	Year Ended December 31,
	2022		2021
Income tax (benefit) at the statutory federal income tax rate	$(16,035)	21.0%	$(9,805)	21.0%
Foreign tax rate differential	(72)	0.1%	(605)	1.3%
State and local taxes	(6,961)	9.1%	(4,068)	8.7%
Foreign exchange differences	—	—%	(143)	0.3%
Stock-based compensation	288	(0.4)%	501	(1.1)%
Interest income on receivable	—	—%	882	(1.9)%
Equity method investment	(701)	0.9%	(443)	0.9%
Non-deductible legal costs	—	—%	1,291	(2.8)%
Gain from redomiciliation of intellectual property	—	—%	4,890	(10.5)%
Valuation allowance	26,286	(34.4)%	7,958	(17.0)%
PPP loan forgiveness	—	—%	$(644)	1.4%
Deferred True-Up	(2,836)	3.7%	—	—%
Other	31	—%	186	(0.3)%
Total income tax benefit	$—	—%	$—	—%

Significant components of deferred tax assets and liabilities
Significant components of deferred tax assets and liabilities were as follows (in thousands):

	Year Ended December 31,
Deferred tax assets:	2022	2021
Net operating loss and credit carryforwards	$133,537	$107,979
Stock-based compensation	2,071	—
Operating lease liability	2,473	1,878
Accrued bonus	1,514	981
Accrued expenses	239	1,566
Deferred revenue	126	309
Equity method investment	2,040	1,243
Other	460	925
	$142,460	$114,881

Valuation allowance	(139,562)	(113,276)
Net deferred tax asset	$2,898	$1,605
Deferred tax liabilities:
Operating lease asset	(2,125)	(1,429)
Other	(773)	(176)
Total deferred tax liabilities	$(2,898)	$(1,605)

Net deferred income tax assets and liabilities:	$—	$—